Time Deposits and Other Time Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Scheduel of time deposits and other time liabilities
	As of December 31,
	2019	2018
	MCh$	MCh$

Deposits and other demand liabilities
Checking accounts	8,093,108	6,794,132
Other deposits and demand accounts	741,103	709,711
Other demand liabilities	1,463,221	1,237,574

Subtotal	10,297,432	8,741,417

Time deposits and other time liabilities
Time deposits	13,064,932	12,944,846
Time savings account	123,787	118,587
Other time liabilities	4,098	4,386

Subtotal	13,192,817	13,067,819
Total	23,490,249	21,809,236